Related Party	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY

NOTE 15 — RELATED PARTY

The related parties had transactions for the years ended December 31, 2022 and 2021 consist of the following:

Name of the related parties	Nature of relationship
Jie Liu	CEO of the Company
Yuanqing Liu	Family member of the CEO, Father of the CEO
Ronglan Sun	Family member of the CEO, Mother of the CEO
Hongyu Hao	Family member of the CEO and Vice President of Purchase Department
Huimin Lv	CEO assistant of the Company and Vice President of HR & Administration.
Yuanxiang Liu	Family member of the CEO, Uncle of the CEO
Li Liu	Family member of the CEO, Sister of the CEO
Yongqing Dong	Family member of the CEO

Amount due from a related party:

	As of December 31,
	2022	2021
Huimin Lv	$-	$1,503
Total	$-	$1,503

Amount due to related parties:

	As of December 31,
	2022	2021
Jie Liu	$56,762	$22,392
Hongyu Hao	545,054	73,850
Yuanqing Liu	-	22,328
Yongqing Dong	5,362	2,410
Huimin Lv	58	-
Total	$607,236	$120,980

As of December 31, 2022 and 2021, balance due from and due to related parties primarily represent monetary advancements and repayments by the related parties for its normal course of business. The amount advanced from and repaid to related parties for the years ended December 31, 2022, 2021 and 2020 were $1,768,123 and $1,258,835, $993,359 and $1,052,223, and $5,423,445 and $4,971,887, respectively. All the amount due to related parties were fully repaid by the Company as the date of this report.